LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

10.  LEASE

A. Leases of medical equipment as lessor

The following table presents the lease receivables derive from the Group’s operating, sales-type and direct financing leases:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Current
Account receivable - Operating lease	38,266	13,318	2,090
Account receivable - Sales-type lease	1,195	1,010	158
Net investment in direct financing leases	25,045	2,699	424

Non-current
Net investment in direct financing leases	13,720	4,796	753

Total	78,226	21,823	3,425

Lease receivables for operating and sales-type leases are presented in accounts receivable on the consolidated balance sheets. Lease receivables for direct financing leases are presented as net investment in direct financing leases. As of December 31, 2020, and 2021, the allowance of lease receivables was RMB5,018 and RMB2,637 (US$414), respectively. Accordingly, risk of default with respect to these receivables is remote.

Lease receivables with carrying value of RMB26,782 and RMB10,056 (US$1,578) (note 18) were pledged as collaterals for bank and other borrowings of RMB179,093 and RMB58,058 (US$9,111) as of December 31, 2020 and 2021, respectively.

The following table presents the lease income recognized relating to the Group’s operating, sales-type and direct financing leases:

	For the Year Ended December 31, 2021
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	5,210	818	1,361	214	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	5,210	818	—	—	—	—

Lease income relating to lease payments					35,913	5,635
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	33,793	5,303

	For the Year Ended December 31, 2020
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	4,130	633	2,929	449	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	4,130	633	—	—	—	—

Lease income relating to lease payments					45,847	7,026
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	38,999	5,977

The Group’s lease assets do not contain material residual value by the end of the lease term. In order to mitigate the risks associated with the residual value of its leased assets, the Group usually enters into arrangements where the lease terms are approximate to the economic useful life of the leased assets so as to minimize their residual value.

Net investment in direct financing leases is comprised of:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Minimum lease payments to be received	41,304	8,384	1,317
Unearned income	(2,539)	(889)	(140)
Net investment in direct financing leases	38,765	7,495	1,177
Current	25,045	2,699	424
Non-current	13,720	4,796	753
Total	38,765	7,495	1,177

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum
	direct financing lease payments
	RMB	US$
2022	3,239	510
2023	3,022	474
2024	2,123	333
2025	—	—
2026	—	—
Above 5 years	—	—

The future minimum lease payments to be received from such non-cancelable operating leases are as follows:

	Future minimum
	operating lease payments
	RMB	US$
2022	2,396	376
2023	1,996	313
2024	1,796	282
2025	96	15
2026	96	15
Above 5 years	112	18

Lease payments for the Group’s sales-type lease payments are all variable based on the profit or revenue generated from the underlying assets thus the Group does not recognize any net investment in the lease at commencement.

B. Failed sales-leaseback transactions as seller-lessee

The Group has failed sales-leaseback transactions in which the Group acts as seller-lessee but does not effectively transfer control of the underlying asset to the buyer-lessor. The Group accounts for failed sales-leaseback transactions as financings. The Group recorded RMB 66,789 (US$10,481) and RMB 344,443 (US$54,051) under “Long-term bank and other borrowings, current portion” and “Long-term bank and other borrowings, non-current portion”, respectively as of December 31, 2021. The effective interest rate used in the computation of interest expense ranged from 3.43% to 11.69%. Interest expenses recorded in the Group’s consolidated statement of comprehensive loss amounted to RMB21,644, RMB44,880, and RMB39,876 (US$6,257) for the years ended December 31, 2019, 2020 and 2021, respectively.

C. Operating leases as lessee

The components of lease cost were as follows:

	For the year ended December 31, 2021
	RMB	US$
Operating lease cost	31,131	4,885
Short term lease cost	399	63

Total	31,530	4,948

For the year ended December 31, 2021, total operating and short-term lease costs of RMB19,148 (US$3,005) and RMB12,382 (US$1,943) were recorded in cost of revenue and general and administrative expenses, respectively.

Other information

	For the year
	ended December 31, 2021
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	23,805	3,736
ROU assets obtained in exchange for operating lease liabilities*	115,657	18,149
Weighted-average remaining lease terms (in years)	6	6
Weighted-average discount rate	5.74%	5.74%

*     Includes transition liabilities upon adoption of ASC 842, as well as new leases entered into during the year ended December 31, 2021. Changes in the ROU asset and liability are presented net within operating activities.

Future minimum lease payments for operating leases as of December 31, 2021 are as follows:

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2022	35,074	5,504
2023	26,291	4,126
2024	22,708	3,563
2025	23,057	3,618
2026	22,891	3,592
Thereafter	210,849	33,087
Total future lease payments	340,870	53,491
Less: Imputed interest	106,161	16,660
Total lease liability balance	234,709	36,831

The Group did not have any leasing transactions with related parties.

Land use rights

The following table presents the original cost payment, accumulated amortization and net carrying value of the Group’s land use rights for the periods presented:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	463,992	463,992	72,810
Less: accumulated amortization	(37,475)	(47,096)	(7,390)
Net carrying value	426,517	416,896	65,420

As of December 31, 2020 and 2021, the Group recorded land lease payment under “Right-of-use assets, net” of RMB426,517 and RMB416,896 (US$ 65,420), respectively. Amortization expenses for the years ended December 31, 2019, 2020 and 2021 were RMB9,462, RMB9,513 and RMB9,621 (US$1,510), respectively.

The net book value of the Group’s land use right payments pledged to secure bank and other borrowings was RMB414,470 and RMB 405,117 (US$ 63,572) (note 18), respectively.

The estimated annual amortization expenses for the land leases payment for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2022	9,621	1,510
2023	9,621	1,510
2024	9,621	1,510
2025	9,621	1,510
2026	9,621	1,510